COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Aug. 13, 2020 Item
Loss Contingencies [Line Items]
Maximum number of demands for registration of securities | Item			3
Deferred underwriting fee payable	$ 8,050,000	$ 8,050,000
Purchase price		$ 25,000
Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Deferred fee per unit | $ / shares	$ 0.35
Deferred underwriting fee payable	$ 8,050,000
Forward Purchase Agreement [Member]
Loss Contingencies [Line Items]
Purchase price	$ 100,000,000.0
Commitment fee (in percent)	2.00%
Open Market or Privately Negotiated Transactions [Member]
Loss Contingencies [Line Items]
Purchase price	$ 85,000,000.0
Right of First Refusal [Member]
Loss Contingencies [Line Items]
Percentage of outstanding common stock of the post-business combination	5.00%
Maximum duration (in years)	3 years
Advisory Agreement [Member]
Loss Contingencies [Line Items]
Transaction fee	$ 20,000,000
Advisory services fee incurred	0
Maximum [Member]
Loss Contingencies [Line Items]
Commitment carrying costs	$ 1,000,000.0
Period of prior written notice to be served to entity of intention to enter in Business Combination	5 days
Maximum [Member] | Forward Purchase Agreement [Member]
Loss Contingencies [Line Items]
Commitment carrying costs	$ 100,000,000.0
Additional financing amount	$ 400,000,000